Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

At September 30, 2020 and December 31, 2019, property and equipment, net of fully depreciated assets, consisted of the following:

	September 30, 2020	December 31, 2019
Office furniture and fixtures	$9,809	$10,066
Computer equipment	37,510	47,646
Rental equipment	60,905	75,470
Appliques	2,160,096	2,160,096
Website development	66,452	36,279

Less accumulated depreciation	(1,164,151)	(988,370)

Total	$1,170,621	$1,341,187

Property and equipment consisted of the following:

	December 31, 2019	December 31, 2018
Office furniture and fixtures	$10,066	$76,907
Computer equipment	47,646	30,678
Rental equipment	75,470	66,090
Appliques	2,160,096	2,160,096
Website development	36,279	23,061

Less accumulated depreciation	(988,370)	(836,987)

Total	$1,341,187	$1,519,845